Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds College Target Date Series
Entity Central Index Key	0001547011
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
American Funds College 2042 Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-A
Trading Symbol	CABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.58% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-A (with sales charge) 2	16.38%	15.13%
American Funds College 2042 Fund — Class 529-A (without sales charge) 2	20.58%	17.65%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-A shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense
reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services
Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2042 Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-C
Trading Symbol	CABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 129	1.17%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 19.72% for the year ended October 31, 2025. That result compares with a 21.45%
gain
for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-C (with sales charge) 2	18.72%	16.81%
American Funds College 2042 Fund — Class 529-C (without sales charge) 2	19.72%	16.81%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-C shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2042 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-E
Trading Symbol	CAAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 20.38% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-E 2	20.38%	17.47%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-E shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2042 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-T
Trading Symbol	TAAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 20.93% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-T (with sales charge) 2	17.89%	16.16%
American Funds College 2042 Fund — Class 529-T (without sales charge) 2	20.93%	18.00%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-T shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2042 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-F-1
Trading Symbol	CAAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.92% for the year ended October 31, 2025. That result
compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-F-1 2	20.92%	17.93%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-F-1 shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2042 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-F-2
Trading Symbol	CAAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 20.96% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-F-2 2	20.96%	18.01%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-F-2 shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2042 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® College 2042 Fund
Class Name	Class 529-F-3
Trading Symbol	DAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 21.13% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-F-3 2	21.13%	18.12%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-F-3 shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-A
Trading Symbol	CDJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 18.77% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-A (with sales charge) 2	14.63%	7.54%
American Funds College 2039 Fund — Class 529-A (without sales charge) 2	18.77%	8.37%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-A shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 1,826,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class 529-A shares decreased from 0.47% to 0.42% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees as well as other expenses, both of which were driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class 529-A shares decreased from 0.47% to 0.42% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees as well as other expenses, both of which were driven by changes in net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
American Funds® College 2039 Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-C
Trading Symbol	CTJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 127	1.17%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 17.87% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-C (with sales charge) 2	16.87%	7.63%
American Funds College 2039 Fund — Class 529-C (without sales charge) 2	17.87%	7.63%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-C shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,826,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-E
Trading Symbol	CTAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 18.54% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-E 2	18.54%	8.19%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-E shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,826,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-T
Trading Symbol	TCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 19.05% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-T (with sales charge) 2	16.08%	8.05%
American Funds College 2039 Fund — Class 529-T (without sales charge) 2	19.05%	8.66%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-T shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,826,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-F-1
Trading Symbol	CTDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 19.01% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-1 2	19.01%	8.63%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-F-1 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,826,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-F-2
Trading Symbol	FCFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 19.05% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-2 2	19.05%	8.70%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-F-2 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,826,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2039 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® College 2039 Fund
Class Name	Class 529-F-3
Trading Symbol	FTDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 19.16% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-3 2	19.16%	8.77%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-F-3 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 26, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,826,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-A
Trading Symbol	CCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 15.85% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-A (with sales charge) 2	11.78%	9.52%	8.19%
American Funds College 2036 Fund — Class 529-A (without sales charge) 2	15.85%	10.31%	8.69%
S&P 500 Index 3	21.45%	17.64%	15.11%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.99%
1
Class 529-A shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,411,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-C
Trading Symbol	CTDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.98% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-C (with sales charge) 2	13.98%	9.49%	7.91%
American Funds College 2036 Fund — Class 529-C (without sales charge) 2	14.98%	9.49%	7.91%
S&P 500 Index 3	21.45%	17.64%	15.11%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.99%
1
Class 529-C shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index
Services
Ltd.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,411,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-E
Trading Symbol	CTKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 15.61% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs
of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-E 2	15.61%	10.06%	8.47%
S&P 500 Index 3	21.45%	17.64%	15.11%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.99%
1
Class 529-E shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,411,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid ( in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-T
Trading Symbol	TCDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 16.10% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided
by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-T (with sales charge) 2	13.21%	10.02%	8.59%
American Funds College 2036 Fund — Class 529-T (without sales charge) 2	16.10%	10.58%	8.96%
S&P 500 Index 3	21.45%	17.64%	15.11%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.99%
1
Class 529-T shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices
LLC
and Bloomberg Index Services Ltd.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,411,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio h oldin gs	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-F-1
Trading Symbol	CTAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 16.10% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-F-1 2	16.10%	10.54%	8.96%
S&P 500 Index 3	21.45%	17.64%	15.11%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.99%
1
Class 529-F-1 shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,411,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-F-2
Trading Symbol	CTAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 16.23% for the year ended
October
31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-F-2 2	16.23%	10.61%	10.60%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,411,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® College 2036 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® College 2036 Fund
Class Name	Class 529-F-3
Trading Symbol	CTAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 16.21% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-F-3 2	16.21%	10.68%	10.67%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,411,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-A
Trading Symbol	CTLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.58% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2033 Fund — Class 529-A (with sales charge) *	8.61%	7.35%	7.54%
American Funds College 2033 Fund — Class 529-A (without sales charge) *	12.58%	8.11%	7.93%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,171,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-C
Trading Symbol	CTLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investmen t )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 123	1.16%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.77% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American Funds College 2033 Fund — Class 529-C (with sales charge) *	10.77%	7.30%	7.51%
American Funds College 2033 Fund — Class 529-C (without sales charge) *	11.77%	7.30%	7.51%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,171,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-E
Trading Symbol	CTLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 i nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 12.26% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2033 Fund — Class 529-E *	12.26%	7.87%	7.67%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,171,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-T
Trading Symbol	TCFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investmen t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.75% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-T (with sales charge) 2	9.95%	7.82%	7.93%
American Funds College 2033 Fund — Class 529-T (without sales charge) 2	12.75%	8.37%	8.25%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,171,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-F-1
Trading Symbol	CTLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.78% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2033 Fund — Class 529-F-1 *	12.78%	8.32%	8.15%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,171,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-F-2
Trading Symbol	FCCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.87% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-F-2 2	12.87%	8.41%	8.40%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,171,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2033 Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College 2033 Fund®
Class Name	Class 529-F-3
Trading Symbol	FTCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.97% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-F-3 2	12.97%	8.49%	8.48%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,171,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-A
Trading Symbol	CTHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 9.91% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-A (with sales charge) *	6.08%	5.56%	6.10%
American Funds College 2030 Fund — Class 529-A (without sales charge) *	9.91%	6.32%	6.48%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,879,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-C
Trading Symbol	CTYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 9.00% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-C (with sales charge) *	8.00%	5.52%	6.06%
American Funds College 2030 Fund — Class 529-C (without sales charge) *	9.00%	5.52%	6.06%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,879,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-E
Trading Symbol	CTHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 9.61% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-E *	9.61%	6.08%	6.23%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,879,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-T
Trading Symbol	TAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 10.21% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2030 Fund — Class 529-T (with sales charge) 2	7.45%	6.07%	6.41%
American Funds College 2030 Fund — Class 529-T (without sales charge) 2	10.21%	6.61%	6.73%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,879,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-F-1
Trading Symbol	CTHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 10.13% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-F-1 *	10.13%	6.54%	6.70%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,879,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-F-2
Trading Symbol	FDFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 10.21% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2030 Fund — Class 529-F-2 2	10.21%	6.61%	6.61%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,879,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2030 Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College 2030 Fund®
Class Name	Class 529-F-3
Trading Symbol	FTFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 10.26% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2030 Fund — Class 529-F-3 2	10.26%	6.69%	6.68%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,879,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-A
Trading Symbol	CSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 7.83% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-A (with sales charge) *	4.03%	3.48%	4.60%
American Funds College 2027 Fund — Class 529-A (without sales charge) *	7.83%	4.23%	4.97%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,890,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-C
Trading Symbol	CTSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.97% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-C (with sales charge) *	5.97%	3.44%	4.57%
American Funds College 2027 Fund — Class 529-C (without sales charge) *	6.97%	3.44%	4.57%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,890,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-E
Trading Symbol	CTSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 7.60% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-E *	7.60%	3.99%	4.73%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,890,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-T
Trading Symbol	TAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.05% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2027 Fund — Class 529-T (with sales charge) 2	5.32%	3.94%	4.77%
American Funds College 2027 Fund — Class 529-T (without sales charge) 2	8.05%	4.48%	5.08%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,890,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-F-1
Trading Symbol	CTSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 8.06% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-F-1 *	8.06%	4.44%	5.19%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,890,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-F-2
Trading Symbol	FFCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 8.13% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2027 Fund — Class 529-F-2 2	8.13%	4.50%	4.50%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,890,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College 2027 Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College 2027 Fund®
Class Name	Class 529-F-3
Trading Symbol	FFCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 8.19% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds College 2027 Fund — Class 529-F-3 2	8.19%	4.58%	4.57%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,890,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-A
Trading Symbol	CENAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.79% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-A (with sales charge ) *	4.17%	1.18%	1.75%
American Funds College Enrollment Fund — Class 529-A (without sales charge) *	6.79%	1.70%	2.01%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg U.S. Aggregate 1-5 Years Index †	5.73%	1.43%	2.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,508,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-C
Trading Symbol	CENCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.00% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-C (with sales charge) *	5.00%	0.92%	1.63%
American Funds College Enrollment Fund — Class 529-C (without sales charge) *	6.00%	0.92%	1.63%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg U.S. Aggregate 1-5 Years Index †	5.73%	1.43%	2.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,508,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-E
Trading Symbol	CENEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.57% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-E *	6.57%	1.48%	1.79%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg U.S. Aggregate 1-5 Years Index †	5.73%	1.43%	2.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,508,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-T
Trading Symbol	TCADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 7.00% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining
to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College Enrollment Fund — Class 529-T (with sales charge) 2	4.28%	1.42%	2.11%
American Funds College Enrollment Fund — Class 529-T (without sales charge) 2	7.00%	1.94%	2.41%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
Bloomberg U.S. Aggregate 1-5 Years Index 3	5.73%	1.43%	2.13%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,508,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-F-1
Trading Symbol	CENFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.04% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-F-1 *	7.04%	1.90%	2.23%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg U.S. Aggregate 1-5 Years Index †	5.73%	1.43%	2.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,508,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-F-2
Trading Symbol	FAADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 7.07% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College Enrollment Fund — Class 529-F-2 2	7.07%	1.98%	1.98%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
Bloomberg U.S. Aggregate 1-5 Years Index 3	5.73%	1.43%	1.43%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,508,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds College Enrollment Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds College Enrollment Fund®
Class Name	Class 529-F-3
Trading Symbol	FTAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.12% for the year ended October 31, 2025. That result compares with a
5.73
% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds College Enrollment Fund — Class 529-F-3 2	7.12%	2.03%	2.03%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
Bloomberg U.S. Aggregate 1-5 Years Index 3	5.73%	1.43%	1.43%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,508,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.